united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 11/30

Date of reporting period: 5/31/23

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Auer Growth Fund

Semi-Annual Report

May 31, 2023

Fund Adviser:

SBAuer Funds, LLC

8801 River Crossing Blvd, Suite 100

Indianapolis, IN 46240

Toll Free (888) 711-AUER (2837)

www.sbauerfunds.com

Investment Results (Unaudited)

Average Annual Total Returns*

as of May 31, 2023

	Six Months	One Year	Five Year	Ten Year
Auer Growth Fund	(13.67)%	(9.39)%	5.54%	5.71%
S&P 500® Index(a)	3.33%	2.92%	11.01%	11.99%

Total annual operating expenses, as disclosed in the Auer Growth Fund (the “Fund”) prospectus dated March 30, 2023, were 2.21% of average daily net assets. Additional information pertaining to the Fund’s expense ratios as of May 31, 2023 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objective, risks, charges and expenses should be considered carefully before investing. Performance data current to the most recent month-end may be obtained by calling (888) 711-2837.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(a)	The S&P 500® Index (the “Index”) is an unmanaged index generally representing the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Individuals cannot invest directly in the Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

You should consider the Fund’s investment objective, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objective, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month-end by calling (888) 711-2837.

The Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

Auer Growth Fund Holdings as of May 31, 2023*

*	As a percentage of net assets.

The investment objective of the Fund is long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets, and bulletin boards that SBAuer Funds, LLC (the “Adviser”) believes present the most favorable potential for capital appreciation.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www. sec.gov and the Fund’s portfolio holdings, as disclosed on its most recent Form N-PORT, are listed on the Fund’s website at www.sbauerfunds.com.

Auer Growth Fund Schedule of Investments
May 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.80%
Consumer Discretionary — 5.79%
General Motors Co.	25,000	$810,250
Harley-Davidson, Inc.	11,500	357,765
Hibbett, Inc.	7,500	270,150
KB Home	8,300	359,639
Marine Products Corp.	18,000	275,040
Virco Manufacturing Corp.(a)	40,000	152,400
		2,225,244
Consumer Staples — 3.26%
Cal-Maine Foods, Inc.	17,500	832,125
Thorne HealthTech, Inc.(a)	95,000	419,900
		1,252,025
Energy — 39.99%
CONSOL Energy, Inc.	18,000	971,280
DHT Holdings, Inc.	23,000	176,870
Dorian LPT Ltd.	24,000	553,920
Earthstone Energy, Inc., Class A(a)	50,000	600,500
Epsilon Energy Ltd.	80,000	392,800
Euronav NV(a)	13,000	200,720
Evolution Petroleum Corp.	40,000	313,600
Halliburton Co.	30,000	859,500
Helmerich & Payne, Inc.	25,000	772,000
Imperial Petroleum, Inc.(a)	113,333	379,666
Liberty Oilfield Services, Inc., Class A	33,000	387,420
Mammoth Energy Services, Inc.(a)	33,000	116,820
Matador Resources Co.	10,500	461,685
Mexco Energy Corp.	9,400	103,306
Murphy Oil Corp.	24,500	852,600
NexTier Oilfield Solutions, Inc. (a)	22,500	169,650
Nordic American Tankers Ltd.(a)	53,000	186,030
North American Construction Group Ltd.	31,000	565,750
Obsidian Energy Ltd.(a)	70,000	385,000
Patterson-UTI Energy, Inc.	30,000	292,200
PBF Energy, Inc., Class A	26,000	957,060
Peabody Energy Corp.	17,000	308,720
Phillips 66	9,500	870,295
Precision Drilling Corp.(a)	17,000	715,190
ProPetro Holding Corp.(a)	60,000	400,200
Range Resources Corp.	33,000	903,210
Ring Energy, Inc.(a)	250,000	425,000
RPC, Inc.	60,000	399,000
Teekay Tankers Ltd., Class A	30,000	1,083,899
U.S. Silica Holdings, Inc.(a)	15,000	169,950
Vertex Energy, Inc.(a)	60,000	388,200
		15,362,041

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.80%
Financials — 14.21%
Associated Banc-Corp.	12,700	$188,087
Banco Latinoamericano de Comercio Exterior, S.A.	15,500	302,095
BankFinancial Corp.	40,000	296,000
BankUnited, Inc.	12,500	236,500
Bayfirst Financial Corp.	12,500	177,375
BCB Bancorp, Inc.	12,500	132,625
California BanCorp(a)	12,200	176,900
Carter Bankshares, Inc.(a)	8,500	119,850
Employers Holdings, Inc.	10,700	386,912
First Northwest Bancorp	17,500	196,350
First US Bancshares, Inc.	11,500	83,490
Investar Holding Corp.	11,500	126,500
Lake Shore Bancorp, Inc.	20,000	226,200
MainStreet Bancshares, Inc.	14,000	294,980
Mercantile Bank Corp.(a)	7,800	203,034
Metropolitan Bank Holding Corp.(a)	11,500	325,450
Northeast Community Bancorp, Inc.	13,500	179,685
Oppenheimer Holdings, Inc., Class A	5,500	215,655
Peapack-Gladstone Financial Corp.	8,000	211,120
Preferred Bank	4,400	202,928
Third Coast Bancshares, Inc.(a)	13,000	210,470
Washington Federal, Inc.	6,500	169,065
Wells Fargo & Co.	20,000	796,200
		5,457,471
Health Care — 3.16%
ANI Pharmaceuticals, Inc.(a)	9,300	419,802
Harmony Biosciences Holdings, Inc.(a)	23,000	795,340
		1,215,142
Industrials — 18.93%
Art’s-Way Manufacturing Co., Inc.(a)	60,000	143,400
Copa Holdings SA, Class A	5,500	577,830
Costamare, Inc.	32,000	247,040
Emeren Group Ltd. - ADR(a)	53,000	177,550
Euroseas Ltd.	37,500	759,000
Greenbrier Companies, Inc.	15,300	415,701
Herc Holdings, Inc.	6,500	659,230
Heritage-Crystal Clean, Inc.(a)	13,500	447,660
Hyster-Yale Materials Handling, Inc., Class A	8,300	388,108
JetBlue Airways Corp.(a)	60,000	409,800
Kimball Electronics, Inc.(a)	19,000	471,200
Miller Industries, Inc.	12,200	400,892
PACCAR, Inc.	6,000	412,680
Sun Country Airlines Holdings, Inc.(a)	25,000	470,000
Terex Corp.	8,000	370,960

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Schedule of Investments (continued)
May 31, 2023 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 97.80%
Industrials — 18.93% - (continued)
Thermon Group Holdings, Inc.(a)	20,000	$458,800
VirTra, Inc.(a)	59,000	460,790
		7,270,641
Materials — 6.34%
B2Gold Corp.	100,000	368,000
Friedman Industries, Inc.	23,000	221,260
FutureFuel Corp.	23,000	195,270
Livent Corp.(a)	18,000	414,900
Mosaic Co. (The)	9,000	287,640
Ramaco Resources, Inc.	64,000	474,240
Select Water Solutions, Inc., Class A	28,000	203,280
TRX Gold Corp.(a)	600,000	273,000
		2,437,590
Real Estate — 1.13%
Apollo Commercial Real Estate Finance, Inc.	43,000	433,870

Technology — 4.99%
Cambium Networks Corp.(a)	14,000	219,520
Canadian Solar, Inc.(a)	11,500	480,700
Richardson Electronics, Ltd.	9,700	160,923
Sanmina Corp.(a)	15,500	822,120
Valero Energy Corp.	2,200	235,488
		1,918,751
Total Common Stocks (Cost $43,062,887)		37,572,775

MONEY MARKET FUNDS — 2.18%
Fidelity Investments Money Market Government Portfolio, Class I, 4.98%(b)	838,841	838,841
Total Money Market Funds (Cost $838,841)		838,841

Total Investments — 99.98%
(Cost $43,901,728)		38,411,616

Other Assets in Excess of Liabilities — 0.02%		9,175
NET ASSETS — 100.00%		$38,420,791

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2023

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Statement of Assets and Liabilities
May 31, 2023 - (Unaudited)

Assets
Investments in securities at fair value (cost $43,901,728)	$38,411,616
Dividends receivable	134,460
Prepaid expenses	12,066
Total Assets	38,558,142
Liabilities
Due to custodian	13,288
Payable for fund shares redeemed	45,743
Payable to Adviser	52,473
Payable to affiliates	9,635
Other accrued expenses	16,212
Total Liabilities	137,351
Net Assets	$38,420,791
Net Assets consist of:
Paid-in capital	$42,397,391
Accumulated deficit	(3,976,600)
Net Assets	$38,420,791
Shares outstanding (unlimited number of shares authorized, no par value)	3,228,166
Net asset value, offering and redemption price per share (a)	$11.90

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within seven days of purchase.

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Statement of Operations
For the Six Months ended May 31, 2023 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $11,271)	$630,399
Total investment income	630,399
Expenses
Adviser	326,650
Administration	21,383
Fund accounting	18,008
Legal	11,493
Audit and tax preparation	9,673
Transfer agent	9,482
Trustee	8,314
Registration	8,246
Compliance services	5,984
Report printing	5,183
Custodian	3,585
Insurance	1,398
Pricing	1,303
Miscellaneous	14,196
Total expenses	444,898
Net investment income	185,501
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1,329,918
Net realized gain on foreign currency translations	16
Net change in unrealized depreciation of investment securities	(8,152,882)
Net change in unrealized appreciation of foreign currency	8
Net realized and change in unrealized loss on investments	(6,822,940)
Net decrease in net assets resulting from operations	$(6,637,439)

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Statements of Changes in Net Assets

		For the
	For the Six	Year Ended
	Months Ended	November 30,
	May 31, 2023	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income (loss)	$185,501	$(16,504)
Net realized gain on investment securities and foreign currency translations	1,329,934	6,172,654
Net change in unrealized appreciation (depreciation) of investment securities	(8,152,874)	1,123,728
Net increase (decrease) in net assets resulting from operations	(6,637,439)	7,279,878
Distributions From
Earnings	(2,139,895)	—
Capital Transactions
Proceeds from shares sold	14,268,129	15,979,053
Proceeds from redemption fees(a)	28	1,028
Reinvestment of distributions	1,820,711	—
Amount paid for shares redeemed	(9,870,469)	(6,118,299)
Net increase in net assets resulting from capital transactions	6,218,399	9,861,782
Total Increase (Decrease) in Net Assets	(2,558,935)	17,141,660
Net Assets
Beginning of period	40,979,726	23,838,066
End of period	$38,420,791	$40,979,726
Share Transactions
Shares sold	1,053,490	1,174,336
Shares issued in reinvestment of distributions	139,625	—
Shares redeemed	(774,018)	(475,535)
Net increase in shares outstanding	419,097	698,801

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within seven days of purchase.

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	May 31, 2023		For the Years Ended November 30,
	(Unaudited)		2022		2021	2020		2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$14.59		$11.30		$8.10	$8.12		$7.85	$8.89
Income from investment operations:
Net investment income (loss)	0.06		(0.01	) (a)	(0.08)	(0.02)		(0.06)	(0.07)
Net realized and unrealized gain (loss)	(1.99)		3.30		3.28	—	(b)(c)	0.33	(0.97)
Total from investment operations	(1.93)		3.29		3.20	(0.02)		0.27	(1.04)
Less distributions from:
Net realized gains	(0.76)		—		—	—		—	—
Total distributions	(0.76)		—		—	—		—	—
Paid-in capital from redemption fees	—	(b)	—	(b)	—	—		—	— (b)
Net asset value, end of period	$11.90		$14.59		$11.30	$8.10		$8.12	$7.85
Total Return(d)	(13.67	)% (e)	29.12%		39.51%	(0.25)%		3.44%	(11.70)%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$38,421		$40,980		$23,838	$18,434		$23,963	$25,807
Ratio of expenses to average net assets	2.04	% (f)	2.20%		2.37%	2.56%		2.31%	2.15%
Ratio of net investment income (loss) to average net assets	0.85	% (f)	(0.05)%		(0.76)%	(0.09)%		(0.64)%	(0.74)%
Portfolio turnover rate	71	% (e)	149%		150%	169%		210%	172%

(a)	Calculation based on the average number of shares outstanding during the period.

(b)	Rounds to less than $0.005 per share.

(c)	Realized and unrealized gains and losses in the caption are balancing amounts necessary to reconcile the change in net in net asset value for the period and may not reconcile with the Statement of Operations due to share transactions for the period.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Auer Growth Fund
Notes to the Financial Statements
May 31, 2023 - (Unaudited)

NOTE 1. ORGANIZATION

The Auer Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified series of Unified Series Trust (the “Trust”) on September 10, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The investment objective of the Fund is long-term capital appreciation. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is SBAuer Funds, LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended May 31, 2023, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2023 - (Unaudited)

by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to the Fund are allocated to the individual funds of the Trust based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2023 - (Unaudited)

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Redemption Fees – The Fund charges a 1.00% redemption fee for shares redeemed within 7 days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2023 - (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under oversight of the Board’s Pricing & Liquidity Committee. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. To assist the Valuation Designee in carrying out the responsibility to determine the fair value of any securities or other assets for which market quotations are not readily available, the Trust has created a fair valuation pricing committee (the “Fair Valuation Committee”). The Fair Value Committee consists of the following standing members: (a) the Trust’s Treasurer or designee, (b) a representative of Ultimus and (c) on an ad hoc basis at a particular valuation time for which a fair valuation method is being determined for the Fund, a representative of the Adviser, which is the Valuation Designee. The Fair Value Committee will review

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2023 - (Unaudited)

any fair value provided by the Valuation Designee, subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

	Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$37,572,775	$—	$—	$37,572,775
Money Market Funds	838,841	—	—	838,841
Total	$38,411,616	$—	$—	$38,411,616

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2023 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the Fund’s average daily net assets. For the six months ended May 31, 2023, the Adviser earned a management fee of $326,650 from the Fund. At May 31, 2023, the Fund owed the Adviser $52,473 for management services.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities. One Trustee is a former employee of Ultimus who not currently paid by the Fund for serving such capacity.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2023 - (Unaudited)

The Trust, with respect to the Fund, has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund can pay the Distributor, the Adviser and/or other financial institutions or any other person (the “Recipient”) a fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Fund has not implemented its 12b-1 Plan, although the Fund may do so at any time upon 60 days notice to shareholders.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2023, purchases and sales of investment securities, other than short-term investments, were $33,937,682 and $29,733,694, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended May 31, 2023.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. At May 31, 2023, Bryan L. Auer and Janet Auer, who are married, Bryan P. Auer, and Robert Auer owned 54.91% of the Fund. As a result, Bryan L. Auer, Janet Auer, Bryan P. Auer, and Robert Auer each may be deemed to control the Fund. Bryan L. Auer, Bryan P. Auer, and Robert Auer are affiliates of the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At May 31, 2023, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$887,704
Gross unrealized depreciation	(6,377,815)
Net unrealized appreciation/(depreciation) on investments	$(5,490,111)
Tax cost of investments	$43,901,728

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2023 - (Unaudited)

At November 30, 2022, the Fund’s most recent fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$2,139,696
Accumulated capital and other losses	(4,732)
Unrealized appreciation on investments	2,665,770
Total accumulated earnings	$4,800,734

As of May 31, 2023, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the return of capital basis adjustments of underlying securities.

Capital losses and specified gains realized after October 31, and net investment losses realized after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the flowing fiscal year for tax purposes. For the fiscal year ended November 30, 2022, the Fund deferred $4,732 of late year ordinary losses. The Fund utilized capital loss carryforwards of $3,863,029.

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2023, the Fund had 39.99% of the value of its net assets invested in stocks within the Energy sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Auer Growth Fund
Notes to the Financial Statements (continued)
May 31, 2023 - (Unaudited)

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2022 through May 31, 2023.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	December 1,	May 31,	During	Expense
	2022	2023	Period(a)	Ratio
Actual	$1,000.00	$863.30	$9.49	2.04%
Hypothetical(b)	$1,000.00	$1,014.74	$10.27	2.04%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Privacy Notice

Rev. January 2020

FACTS	WHAT DOES AUER GROWTH FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 711-2837

Who we are
Who is providing this notice?	Auer Growth Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes — information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ SBAuer Funds, LLC., the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (888) 711-2837 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Daniel J. Condon, Chair	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Kenneth G.Y. Grant	151 North Franklin Street, Suite 575
Freddie Jacobs, Jr.	Chicago, IL 60606
Catharine B. McGauley
Ronald C. Tritschler

OFFICERS	LEGAL COUNSEL
Martin R. Dean, President	Thompson Hine LLP
Gweneth K. Gosselink,	312 Walnut Street, 20th Floor
Chief Compliance Officer	Cincinnati, OH 45202
Zachary P. Richmond,
Treasurer and Chief Financial Officer
Lynn E. Wood, Assistant Chief
Compliance Officer

INVESTMENT ADVISER	CUSTODIAN
SBAuer Funds, LLC	Huntington National Bank
8801 River Crossing Blvd, Suite 100	41 South High Street
Indianapolis, IN 46240	Columbus, OH 43215

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC	AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

AUER-SAR-23

(b) NOT APPLICABLE

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE - disclosed with annual report

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

NOT APPLICABLE.

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) NOT APPLICABLE – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By      /s/ Martin R. Dean

Martin R. Dean, President

Date   8/7/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By        /s/ Martin R. Dean

Martin R. Dean, President

Date     8/7/2023

By       /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date     8/7/2023